Disposal of Assets and Other Changes in Organizational Structure - Summary of Cash Flows From Sales of Interest With Loss of Control (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disposals [line items]
Cash received	$ 435	$ 2,951
Cash in subsidiary before losing control	(14)	(192)
Net Proceeds	421	2,759
Suape and citepe petrochemical plants [member]
Disclosure of disposals [line items]
Cash received	435
Cash in subsidiary before losing control	(14)
Net Proceeds	$ 421
NTS [member]
Disclosure of disposals [line items]
Cash received		2,481
Cash in subsidiary before losing control		(88)
Net Proceeds		2,393
Petrobras Chile distribucin [member]
Disclosure of disposals [line items]
Cash received		470
Cash in subsidiary before losing control		(104)
Net Proceeds		$ 366